A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2023

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Alyeska Fund, L.P.	US/Canada	$9,000,000	$9,987,667	11.33%	12/1/2022	Monthly	90 days	9/30/2023		$9,987,667
Anomaly Capital, L.P.	Global	3,000,000	2,836,746	3.22	8/1/2023	Quarterly	60 days	9/30/2025	(d),(e)	$709,187
Aventail Energy Fund, LP	US/Canada	5,500,000	5,234,031	5.94	8/1/2022	Quarterly	45 days	9/30/2024	(d)	$5,234,031
Averill Partners L.P.	US/Canada	2,119,177	2,837,398	3.22	5/1/2021	Quarterly	60 days	9/30/2023	(f)	$1,418,699
Biomedical Value Fund, L.P.	US/Canada	3,526,073	4,667,489	5.29	3/1/2019	Quarterly	120 days	9/30/2023		$4,667,489
Crake Global US Feeder L.P.	Global Markets	3,712,164	5,532,454	6.27	10/1/2019	Monthly	45 days	9/30/2023		$5,532,454
EVR Opportunity Fund, LP	US/Canada	6,000,000	5,844,291	6.63	9/1/2022	Custom Quarterly Dates	75 days	9/30/2023	(d)	$5,844,291
Jericho Capital Partners L.P.	US/Canada	2,902,685	5,423,183	6.15	6/1/2011	Quarterly	60 days	9/30/2023		$5,423,183
MY Asian Opportunities Fund, L.P.	Developed Asia including Japan	3,301,404	3,861,215	4.38	8/1/2019	Quarterly	60 days	9/30/2023		$3,861,215
Parsifal Fund, L.P.	Global	4,249,720	3,638,476	4.13	5/1/2021	Quarterly	60 days	9/30/2023	(e)	$1,819,238
Point72 Capital, L.P.	Global	6,886,196	9,861,394	11.18	6/1/2018	Quarterly	45 days	9/30/2023	(e)	$2,465,349
Tairen China Fund Ltd.	Greater China	3,652,600	4,165,110	4.72	1/1/2018	Quarterly	60 days	9/30/2023	(g)	$1,082,246
The Thomist Fund, L.P.	US/Canada	2,500,000	2,844,144	3.22	6/1/2022	Monthly	45 days	9/30/2023		$2,844,144
TPG Public Equity Partners-A, L.P.	Global	5,011,438	7,320,438	8.30	9/1/2015	Quarterly	60 days	9/30/2023	(e)	$1,830,110
Visium Balanced Offshore Fund, Ltd.	US/Canada	—	—	0.00	6/1/2011	N/A	N/A	N/A	(h)	N/A
WT China Fund Ltd.	China	2,277,606	4,401,765	4.99	3/1/2019	Monthly	45 days	9/30/2023		$4,401,765

Equity Hedged Subtotal		63,639,063	78,455,801	88.97

Multi-Strategy
Schonfeld Strategic Partners Fund LLC	Global	5,040,209	5,196,204	5.89	2/1/2022	Monthly - Quarterly	45 days	9/30/2023	(i)	$3,442,492

Multi-Strategy Subtotal		5,040,209	5,196,204	5.89

Total Investment Funds		$68,679,272	$83,652,005	94.86%

Cash and cash equivalents	Shares	Cost	Fair Value	% of Members’ Capital

UBS Select Treasury Institutional Fund, 5.21% (j)	91,177	$91,177	$91,177	0.11%

Total cash and cash equivalents	91,177	$91,177	$91,177	0.11%

Total Investments and Cash Equivalents		$68,770,449	$83,743,182	94.97%

Other Assets less Liabilities			4,439,178	5.03

Members’ Capital			$88,182,360	100.00%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	This holding is under lock-up and is not redeemable without paying a fee.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2023

(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Fund has submitted a full redemption notice from the Investment Fund, and as such, is receiving its proceeds from the Investment Fund.
(g)	A portion of this holding ($3,082,864) is under lock-up and is not redeemable without paying a fee.
(h)

All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(i)	A portion of this holding ($2,004,243) is subject to an investor level gate of 12.5%.
(j)

Investment in affiliate. The Fund holds shares in UBS Select Treasury Institutional Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by UBS Asset Management (Americas) Inc. The rate shown is the current yield as of September 30, 2023. The audited financial statements of this entity can be found at sec.gov.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Long/Short Strategies Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2023

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $83,652,005. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the equity hedged strategy (total fair value of $78,455,801) generally utilize fundamental analysis to invest in publicly traded equities through both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of September 30, 2023, the Investment Funds in the equity hedged strategy had $34,811,347 representing 44% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $11,153,641, representing 14% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12-24 months after acquisition. The remaining restriction period for these investment ranges from 1-22 months at September 30, 2023. Investment Funds representing less than 1% of the value of investments in this category are held in side pockets or in liquidation; therefore, the redemption notice period is no longer effective for these investments and the liquidation of assets is uncertain.

The Investment Fund in the multi-strategy strategy (total fair value of $5,196,204) invests in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of this Investment Fund seeks arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of September 30, 2023, the Investment Fund in the multi-strategy strategy had $2,004,243, representing 39% of the value of the investment in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2023.

Please refer to the June 30, 2023 financial statements for full disclosure on the Fund’s portfolio valuation methodology.